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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2002

Check here if Amendment       / /             Amendment Number:

This Amendment                / /             is a restatement

Institutional Investment Manager Filing this Report:

Name:       Community First National Bank
Address:    520 Main Avenue
            Fargo ND 58124

13F File Number: 99-09300

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ann McConn
Title: Trust Manager
Phone: 701-293-2310
Signature, Place, and Date of Signing:

/s/ Ann McConn    Fargo, North Dakota   November 12, 2002
---------------------------------------------------------

Report Type     (Check only one)
                /X/            13F HOLDINGS REPORT
                / /            13F COMBINATION REPORT

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                           FORM 13F INFORMATION TABLE

                                                     VALUE   SHS
NAME OF ISSUER                  TITLE                  X     PRN      SH   PUT   INVSTMT    OTHER          VOTING AUTHORITY
SECURITY NAME                 OF CLASS      CUSIP    $1000   AMOUNT   PRN  CALL  DISCRTN    MANAGERS   SOLE      SHARED    NONE
A T & T Corporation          Common Stock  001957109   121   10085    SH         SOLE                   10085
A T & T Corporation          Common Stock  001957109     3     225    SH         OTHER                    225
Abbott Laboratories          Common Stock  002824100  1004   24855    SH         SOLE                   24570               285
Abbott Laboratories          Common Stock  002824100    12     291    SH         OTHER                    291
Allstate Corporation         Common Stock  020002101  1440   40518    SH         SOLE                   40385               133
Allstate Corporation         Common Stock  020002101     7     192    SH         OTHER                    152                40
Alltel Corporation           Common Stock  020039103  1204   30010    SH         SOLE                   29911                99
Alltel Corporation           Common Stock  020039103     5     114    SH         OTHER                    114
American Express Company     Common Stock  025816109   745   23881    SH         SOLE                   23808                73
American Express Company     Common Stock  025816109     4     123    SH         OTHER                     93                30
American International Group Common Stock  026874107  1628   29762    SH         SOLE                   29666                96
COLUMN TOTALS                                         6173

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
American International Group   Common Stock  026874107     7    135   SH         OTHER                    113                22
Amgen, Inc.                    Common Stock  031162100  1436  34428   SH         SOLE                   33577               851
Amgen, Inc.                    Common Stock  031162100    18    428   SH         OTHER                    428
Anadarko Petroleum Corporation Common Stock  032511107  1034  23204   SH         SOLE                   23129                75
Anadarko Petroleum Corporation Common Stock  032511107     6    130   SH         OTHER                     92                38
Automatic Data Processing Inc  Common Stock  053015103   945  27165   SH         SOLE                   27069                96
Automatic Data Processing Inc  Common Stock  053015103     4    114   SH         OTHER                    114
B P Amoco P L C                Common Stock  055622104  1621  40629   SH         SOLE                   40539                90
B P Amoco P L C                Common Stock  055622104    18    443   SH         OTHER                    443
Bank of America Corporation    Common Stock  060505104   241   3780   SH         SOLE                    3780
COLUMN TOTALS                                           5330

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
Bank of America Corporation Common Stock     060505104     5      84  SH         OTHER                     84
Bank One Corporation        Common Stock     06423A103   636   16998  SH         SOLE                   16998
Baxter International, Inc.  Common Stock     071813109   776   25417  SH         SOLE                   25330               87
Baxter International, Inc.  Common Stock     071813109     3      97  SH         OTHER                     97
Cardinal Health, Inc.       Common Stock     14149Y108  1883   30278  SH         SOLE                   30178              100
Cardinal Health, Inc.       Common Stock     14149Y108     7     118  SH         OTHER                    118
Cendant Corporation         Common Stock     151313103  1274  118430  SH         SOLE                  118058              372
Cendant Corporation         Common Stock     151313103     5     459  SH         OTHER                    459
Cisco Systems, Inc.         Common Stock     17275R102  1035   98790  SH         SOLE                   98483              307
Cisco Systems, Inc.         Common Stock     17275R102     5     495  SH         OTHER                    465               30
Citigroup Inc.              Common Stock     172967101  2137   72065  SH         SOLE                   71647              418
COLUMN TOTALS                                           7766

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
Citigroup Inc.                   Common Stock  172967101      9      303  SH        OTHER                   257             46
                                 Common Stock  194162103   1563    28971  SH        SOLE                  28878             93
                                 Common Stock  194162103      7      129  SH        OTHER                   114             15
Community First Bankshares, Inc. Common Stock  203902101  35417  1270335  SH        SOLE                1270335
Dell Computer Corporation        Common Stock  247025109   1657    70488  SH        SOLE                  70265            223
Dell Computer Corporation        Common Stock  247025109      6      270  SH        OTHER                   270
Walt Disney Company              Common Stock  254687106    794    52476  SH        SOLE                  52296            180
Walt Disney Company              Common Stock  254687106      8      547  SH        OTHER                   507             40
Dominion Res Inc                 Common Stock  25746U109    911    17957  SH        SOLE                  17892             65
Dominion Res Inc                 Common Stock  25746U109      0       18  SH        OTHER                    18
Du Pont ( E. I. ) De Nemours     Common Stock  263534109   1882    52166  SH        SOLE                  51988            178
COLUMN TOTALS                                             42254

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
Du Pont ( E. I. ) De Nemours  Common Stock  263534109    12     337  SH         OTHER                      327               10
E M C Corp/Mass               Common Stock  268648102   407   88969  SH         SOLE                     88838              131
E M C Corp/Mass               Common Stock  268648102     2     347  SH         OTHER                      347
Exxon Mobil Corporation       Common Stock  30231G102   631   19780  SH         SOLE                     19780
Exxon Mobil Corporation       Common Stock  30231G102   177    5535  SH         OTHER                      833             4702
Fleet Boston Financial        Common Stock  339030108   690   33964  SH         SOLE                     33849              115
Fleet Boston Financial        Common Stock  339030108     3     129  SH         OTHER                      129
General Dynamics              Common Stock  369550108  1665   20477  SH         SOLE                     20408               69
General Dynamics              Common Stock  369550108     7      82  SH         OTHER                       82
General Electric Company      Common Stock  369604103  3194  129584  SH         SOLE                    129135              449
General Electric Company      Common Stock  369604103    24     986  SH         OTHER                      956               30
COLUMN TOTALS                                          6812

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
                           Mutual Funds
John Hancock               Corporate
Investment Trust           Taxable       410142103   293  15000  SH         SOLE                        15000
Home Depot, Inc.           Common Stock  437076102  1129  43243  SH         SOLE                        42895              348
Home Depot, Inc.           Common Stock  437076102     5    194  SH         OTHER                         172               22
Illinois Tool Works        Common Stock  452308109  1220  20916  SH         SOLE                        20846               70
Illinois Tool Works        Common Stock  452308109     5     84  SH         OTHER                          84
Intel Corporation          Common Stock  458140100   929  66861  SH         SOLE                        66633              228
Intel Corporation          Common Stock  458140100     5    363  SH         OTHER                         333               30
J D S Uniphase Corporation Common Stock  46612J101   130  66918  SH         SOLE                        66792              126
J D S Uniphase Corporation Common Stock  46612J101     1    260  SH         OTHER                         260
J P Morgan Chase & Co      Common Stock  46625H100   579  30516  SH         SOLE                        30428               88
COLUMN TOTALS                                       4296

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
J P Morgan Chase & Co Common Stock  46625H100     2    107  SH         OTHER                              107
Keycorp               Common Stock  493267108   594  23784  SH         SOLE                             23784
Kinder Morgan, Inc.   Common Stock  49455P101   942  26583  SH         SOLE                             26487               96
Kinder Morgan, Inc.   Common Stock  49455P101     6    178  SH         OTHER                              178
Kroger Company        Common Stock  501044101  1113  78944  SH         SOLE                             78682              262
Kroger Company        Common Stock  501044101     5    333  SH         OTHER                              293               40
Eli Lilly & Company   Common Stock  532457108   503   9087  SH         SOLE                              9087
M B I A, Inc.         Common Stock  55262C100   846  21165  SH         SOLE                             21094               71
M B I A, Inc.         Common Stock  55262C100     3     84  SH         OTHER                               84
M B N A Corporation   Common Stock  55262L100  1789  97331  SH         SOLE                             97007              324
M B N A Corporation   Common Stock  55262L100    11    606  SH         OTHER                              531               75
Mass Mutual Corp      Mutual Funds  576292106    28   1200  SH         SOLE                              1200
COLUMN TOTALS                                  5842

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
Investors             Corporate
                      Taxable       576292106   194    8365  SH        OTHER                              8365
Medtronic, Inc.       Common Stock  585055106  1874   44495  SH        SOLE                              44372             123
Medtronic, Inc.       Common Stock  585055106    10     246  SH        OTHER                               246
Merck & Company, Inc. Common Stock  589331107  1217   26621  SH        SOLE                              26543              78
Merck & Company, Inc. Common Stock  589331107     4      90  SH        OTHER                                90
Microsoft Corporation Common Stock  594918104  2004   45821  SH        SOLE                              45679             142
Microsoft Corporation Common Stock  594918104     8     175  SH        OTHER                               160              15
Northern Trust Bank   Common Stock  665859104   361    9563  SH        SOLE                               9563
Oracle Corporation    Common Stock  68389X105   885  112558  SH        SOLE                             112135             423
Oracle Corporation    Common Stock  68389X105     5     595  SH        OTHER                               475             120
COLUMN TOTALS                                  6562

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
Pepsico, Inc.              Common Stock  713448108  1749  47321  SH        SOLE                         47163              158
Pepsico, Inc.              Common Stock  713448108    15    417  SH        OTHER                          382               35
Pfizer, Inc.               Common Stock  717081103  1494  51488  SH        SOLE                         51138              350
Pfizer, Inc.               Common Stock  717081103     5    168  SH        OTHER                          168
Principal Financial Group  Common Stock  74251V102  1255  47943  SH        SOLE                         47801              142
Principal Financial Group  Common Stock  74251V102     5    179  SH        OTHER                          179
Qualcomm, Inc.             Common Stock  747525103   287  10400  SH        SOLE                         10360               40
Qualcomm, Inc.             Common Stock  747525103     1     43  SH        OTHER                           43
Royal Dutch Petroleum N Y  Common Stock  780257804  1428  35554  SH        SOLE                         35443              111
Royal Dutch Petroleum N Y  Common Stock  780257804    13    332  SH        OTHER                          132              200
S B C Communications, Inc. Common Stock  78387G103   280  13915  SH        SOLE                         13915
COLUMN TOTALS                                 6532

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
S B C Communications, Inc. Common Stock  78387G103    79   3937  SH        OTHER                         3791              146
Schlumberger Limited       Common Stock  806857108   628  16320  SH        SOLE                         16261               59
Schlumberger Limited       Common Stock  806857108     3     67  SH        OTHER                           67
Staples, Inc.              Common Stock  855030102  1173  91684  SH        SOLE                         91412              272
Staples, Inc.              Common Stock  855030102     5    391  SH        OTHER                          346               45
Sun Microsystems           Common Stock  866810104   230  88656  SH        SOLE                         88328              328
Sun Microsystems           Common Stock  866810104     0    328  SH        OTHER                          328
Suntrust Banks, Inc.       Common Stock  867914103  1274  20726  SH        SOLE                         20659               67
Suntrust Banks, Inc.       Common Stock  867914103     5     85  SH        OTHER                           85
Target Corporation         Common Stock  87612E106   616  20881  SH        SOLE                         20808               73
Target Corporation         Common Stock  87612E106     2     78  SH        OTHER                           78
COLUMN TOTALS                                 4015

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
Texas Instruments, Inc.         Common Stock  882508104   640  43308  SH        SOLE                    43153              155
Texas Instruments, Inc.         Common Stock  882508104     3    195  SH        OTHER                     165               30
U S T, Inc.                     Common Stock  902911106   384  13600  SH        SOLE                    13600
U S Bancorp                     Common Stock  902973304   451  24275  SH        SOLE                    24275
United Technologies Corporation Common Stock  913017109  1477  26142  SH        SOLE                    26060               82
United Technologies Corporation Common Stock  913017109     8    135  SH        OTHER                     115               20
Veritas Software Corporation    Common Stock  923436109   397  27066  SH        SOLE                    26959              107
Veritas Software Corporation    Common Stock  923436109     2    104  SH        OTHER                     104
Verizon Communications          Common Stock  92343V104  1174  42779  SH        SOLE                    42663              116
Verizon Communications          Common Stock  92343V104     8    274  SH        OTHER                     274
Viacom, Inc.                    Common Stock  925524308  1097  27055  SH        SOLE                    26961               94
COLUMN TOTALS                                      5641

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
Viacom, Inc.                 Common Stock  925524308    22    542  SH           OTHER                                      542
Wal-Mart Stores              Common Stock  931142103  2098  42598  SH           SOLE                    42453              145
Wal-Mart Stores              Common Stock  931142103     8    167  SH           OTHER                     167
Wells Fargo & Company        Common Stock  949746101  2169  45042  SH           SOLE                    44963               79
Wells Fargo & Company        Common Stock  949746101    52   1087  SH           OTHER                    1087
Wyeth                        Common Stock  983024100  1093  34383  SH           SOLE                    34263              120
Wyeth                        Common Stock  983024100     4    140  SH           OTHER                     140
Xcel Energy Inc.             Common Stock  98389B100   112  12053  SH           SOLE                    12053
Transocean Sedco Forex, Inc. Common Stock  G90078109   761  36594  SH           SOLE                    36467              127
Transocean Sedco Forex, Inc. Common Stock  G90078109     3    140  SH           OTHER                     140
COLUMN TOTALS                                   6322
AGGREGATE TOTAL                               107545

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                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           129

Form 13F Information Table Value Total:           $ 107,545

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment Managers with respect to which this report is filed, other than the Manager filing this report.

NONE